Notes to the Consolidated Financial Statements - Climate change and energy transition (Details)	12 Months Ended							72 Months Ended	348 Months Ended
	Dec. 31, 2050 $ / bbl	Dec. 31, 2040 $ / bbl	Dec. 31, 2030 $ / t	Dec. 31, 2024 $ / bbl	Dec. 31, 2023 $ / bbl	Dec. 31, 2022 $ / bbl	Dec. 31, 2021 $ / bbl $ / t	Dec. 31, 2030 $ / bbl	Dec. 31, 2050 $ / bbl
Statement
Break-even limit point for low break-even project							30
Period of strategic plan for climate change and energy transition							5 years
Forecast
Statement
Oil price	25	50		67	63	60		70	53.9
CO2 price | $ / t			100
Minimum
Statement
CO2 price | $ / t							40
Maximum
Statement
Price limit for low-cost upstream projects in relation to operating and investing costs							20